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                                      FLAG
                                   INVESTORS
                               MANAGED MUNICIPAL
                                      FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1996

                             [Flag Investors Logo]
                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Intermediate-Term Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

(bullet) Yields in the municipal market were generally unchanged during fiscal year 1996. As a result, longer maturity municipals performed better than shorter maturities.

(bullet) The Fund's total return of 4.7% for the year outperformed short maturity issues.

(bullet) We expect U.S. economic growth to slow to a 1% pace in the fourth quarter and to remain slow into mid-1997. This slow growth would be the catalyst for declining rates and Federal Reserve easing.


Portfolio Statistics

  Average Maturity                                   13.7 years
  Average Duration                                    8.3 years
  Quality Breakdown:
    AAA                                              40%
     AA                                              60%


IFC

PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------

                               [Map appears here]



State Allocation

                           % of                                      % of
                         Municipal                                 Municipal
                          Bonds                                     Bonds

Texas                     20.2%             Minnesota                3.0%
Florida                   17.0              Washington               2.6
Maryland                   9.7              Ohio                     2.1
North Carolina             6.5              Delaware                 1.7
Virginia                   4.9              Utah                     1.7
South Carolina             4.6              Colorado                 1.7
Illinois                   4.3              Missouri                 1.7
Tennessee                  4.0              Hawaii                   1.6
Kansas                     3.9              Oregon                   1.3
Arizona                    3.2              Indiana                  1.3
Georgia                    3.0                 Total               100.0%

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1996. In this year of volatile interest rates, the Fund recorded a total return of 4.7%. From its inception on October 23, 1990 through October 31, 1996, the Fund posted a cumulative total return of 53.7%, which translates into an average annual total return of 7.4%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     In general, yields in the municipal market were unchanged during fiscal year 1996. The general rise in tax yields did not create a climb in municipal rates because the value of tax-free income increased when Republican plans for a big tax cut fell through. The swing in the relationship of municipal yields to Treasuries this fiscal year shows the extent of the change in sentiment (see table below).


Top Quality Municipal Yields as a Percentage of Treasury Yields

  Maturity of
  AAA-Rated Municipals              10/95             10/96            Change
--------------------------------------------------------------------------------
  15 Years                          87.4%             81.7%             -5.7%
  20 Years                          88.8%             83.0%             -5.8%
  30 Years                          88.2%             82.8%             -5.4%



Maturity Management

     Despite a narrow trading range, there were opportunities for the Fund to manage maturities because a general change in Treasury yields is typically reflected in municipal yields. For example, whenTreasury rates began to rise sharply in March, municipal yields also rose. Influenced by high Treasury rates, municipal rates remained high until July before falling (see chart, page 3). To protect the Fund from rising rates, we held more than 10% in cash reserves early in the fiscal year, then moved to longer maturities, reducing reserves to 6% by fiscal year-end.

                30-Year Municipal AAA General Obligation Yields

                  [Graph appears here--see plot points below]


                  DATE    YIELD   DATE    YIELD   DATE    YIELD
                  11/ 1   5.55    8/30    5.71    5/31    5.82
                                  8/23    5.61    5/24    5.69
                                  8/16    5.49    5/17    5.73
                                  8/ 9    5.44    5/1O    5.80
                                  8/ 2    5.51    5/ 3    5.86

                  1O/25   5.62    7/26    5.70    4/26    5.66
                  10/18   5.57    7/19    5.74    4/19    5.72
                  10/11   5.55    7/12    5.82    4/12    5.78
                  10/ 4   5.47    7/ 5    5.94    4/ 5    5.82

                  9/27    5.60    6/28    5.77    3/29    5.69
                  9/20    5.69    6/21    5.89    3/22    5.69
                  9/13    5.64    6/14    5.92    3/15    5.81
                  9/ 6    5.75    6/ 7    5.97    3/ 8    5.62
                                                  3/ 1    5.34

                  2/23    5.30    11/24   5.53
                  2/16    5.17    11/17   5.52
                  2/ 9    5.16    11/10   5.57
                  2/ 2    5.23    11/ 3   5.54

                  1/26    5.29
                  1/19    5.23
                  1/12    5.32
                  1/ 5    5.27

                  12/29   5.28
                  12/22   5.36
                  12/15   5.32
                  12/ 8   5.28
                  12/ 1   5.39


Source: Bloomberg Inc.


     Fund maturity is affected by general moves in interest rates because of the pressure of early calls, typically 10 years for most long-term municipals. This year we added new securities with long-call protection to the portfolio. At the beginning of the fiscal year, the portfolio held only 10.9% of its assets in issues with calls in 2006 or later. At the end of the fiscal year, long-call protected issues accounted for 20.4% of the portfolio.

Performance Review

     Municipal rates began and ended the fiscal year in roughly the same place. As a result, unlike Treasuries, longer maturity municipals performed better than shorter maturity municipals (see table, page 4).

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Performance Comparison
Long vs. Short Maturity Municipals

  Lehman Bros.            Total Return
  Municipal Bond Index    (10/95-10/96)
-----------------------------------------
  1-2 years                   4.4%
  4-6 years                   4.6%
  8-10 years                  4.9%
  22+ years                   7.1%



     By extending maturities during the year, the Fund outperformed short maturity issues but lagged behind the longest section of the municipal bond universe. Please see our Economic Outlook immediately following this letter.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.
Sincerely,


/s/ R. Alan Medaugh
___________________
R. Alan Medaugh
President

November 18, 1996

ECONOMIC OUTLOOK FOR 1997
--------------------------------------------------------------------------------

Overview

     We expect U.S. economic growth to slow to a 1% pace in the fourth quarter and to remain slow into mid-1997. This would keep inflation low as capacity utilization falls and the labor market cools. Slow growth would also be the catalyst for declining rates and Federal Reserve easing. Near term, we expect Christmas sales will be adequate but not strong, since early price cutting is already evident. Please see our forecast table below.


ISI Forecast

                          96:1Q   96:2Q    96:3Q  96:4Q*  97:1Q*  97:2Q*  97:3Q*
-------------------------------------------------------------------------------
  Real GDP                2.0%    4.7%     2.2%    1.0%    1.0%    1.0%    3.5%
  GDP Deflator**          2.2%    1.8%     1.6%    2.0%    1.5%    1.5%    2.0%
  30-Year Bond Yields***  6.7%    6.9%     6.9%    6.3%    6.0%    5.7%    5.9%
  Fed Funds Rate***       5.2%    5.2%     5.2%    5.2%    5.0%    4.8%    4.8%

     *Estimated.
    **A more accurate cost of living barometer than the CPI.
   ***End of quarter.



Inflation

     Inflation has subsided around the industrial world. This means that "real" interest rates are high so there is room for "nominal" interest rates to fall (see chart below).

                          U.S. REAL GOVT. BOND YIELDS
                                   SEP 4.02%

                  [Graph appears here--see plot points below]

                              REAL GOV BOND YIELDS

                                   74:1     -2.12
                                   74:2     -2.54
                                   74:3     -2.41
                                   74:4     -2.06
                                   74:5     -2.57
                                   74:6     -2.76
                                   74:7     -3.28
                                   74:8     -2.29
                                   74:9     -3.35
                                   74:10    -3.47
                                   74:11    -4.21
                                   74:12    -4.19
                                   75:1     -3.87
                                   75:2     -3.50
                                   75:3     -2.47
                                   75:4     -1.83
                                   75:5     -1.04
                                   75:6     -1.14
                                   75:7     -1.36
                                   75:8     -0.12
                                   75:9      0.66
                                   75:10     0.70
                                   75:11     0.90
                                   75:12     1.10
                                   76:1      1.32
                                   76:2      1.76
                                   76:3      1.91
                                   76:4      2.01
                                   76:5      1.92
                                   76:6      2.05
                                   76:7      2.44
                                   76:8      2.19
                                   76:9      2.29
                                   76:10     2.24
                                   76:11     2.58
                                   76:12     2.26
                                   77:1      2.28
                                   77:2      1.56
                                   77:3      1.37
                                   77:4      0.78
                                   77:5      1.06
                                   77:6      0.94
                                   77:7      0.97
                                   77:8      1.05
                                   77:9      1.22
                                   77:10     1.38
                                   77:11     1.14
                                   77:12     1.26
                                   78:1      1.37
                                   78:2      2.01
                                   78:3      1.85
                                   78:4      1.84
                                   78:5      1.29
                                   78:6      1.06
                                   78:7      0.92
                                   78:8      0.61
                                   78:9     -0.01
                                   78:10    -0.26
                                   78:11    -0.12
                                   78:12    -0.11
                                   79:1     -0.31
                                   79:2     -0.84
                                   79:3     -1.22
                                   79:4     -1.41
                                   79:5     -1.51
                                   79:6     -2.16
                                   79:7     -2.52
                                   79:8     -2.86
                                   79:9     -2.71
                                   79:10    -2.22
                                   79:11    -2.29
                                   79:12    -3.13
                                   80:1     -3.27
                                   80:2     -2.03
                                   80:3     -2.25
                                   80:4     -3.19
                                   80:5     -4.07
                                   80:6     -4.46
                                   80:7     -2.91
                                   80:8     -1.89
                                   80:9     -1.43
                                   80:10    -1.04
                                   80:11    -0.26
                                   80:12     0.05
                                   81:1      0.35
                                   81:2      1.41
                                   81:3      2.08
                                   81:4      3.06
                                   81:5      3.81
                                   81:6      3.26
                                   81:7      2.81
                                   81:8      3.35
                                   81:9      3.70
                                   81:10     4.41
                                   81:11     3.77
                                   81:12     4.54
                                   82:1      5.96
                                   82:2      6.61
                                   82:3      6.65
                                   82:4      6.75
                                   82:5      6.33
                                   82:6      6.74
                                   82:7      6.99
                                   82:8      6 81
                                   82:9      7 13
                                   82:10     6.14
                                   82:11     6.06
                                   82:12     6.71
                                   83:1      6.92
                                   83:2      7.40
                                   83:3      7.04
                                   83:4      6.48
                                   83:5      7.09
                                   83:6      8.46
                                   83:7      9.04
                                   83:8      9.36
                                   83:9      8.87
                                   83:10     8.83
                                   83:11     8.59
                                   83:12     8.09
                                   84:1      7.46
                                   84:2      7.26
                                   84:3      7.49
                                   84:4      8.09
                                   84:5      9.09
                                   84:6      9.11
                                   84:7      8.90
                                   84:8      8.24
                                   84:9      8.01
                                   84:10     7.71
                                   84:11     7.41
                                   84:12     7.48
                                   85:1      7.92
                                   85:2      7.86
                                   85:3      8.02
                                   85:4      7.89
                                   85:5      7.48
                                   85:6      6.79
                                   85:7      7.04
                                   85:8      7.21
                                   85:9      7.36
                                   85:10     7.26
                                   85:11     6.55
                                   85:12     5.75
                                   86:1      5.43
                                   86:2      5.73
                                   86:3      5.81
                                   86:4      5.80
                                   86:5      5.84
                                   86:6      5.80
                                   86:7      5.60
                                   86:8      5.75
                                   86:9      5.86
                                   86:10     6.13
                                   86:11     6.24
                                   86:12     6.18
                                   87:1      5.93
                                   87:2      5.54
                                   87:3      4.62
                                   87:4      4.48
                                   87:5      5.02
                                   87:6      4.73
                                   87:7      4.62
                                   87:8      4.59
                                   87:9      5.23
                                   87:10     5.16
                                   87:11     4.33
                                   87:12     4.70
                                   88:1      4.70
                                   88:2      4.59
                                   88:3      4.80
                                   88:4      5.05
                                   88:5      5.25
                                   88:6      5.04
                                   88:7      5.01
                                   88:8      5.30
                                   88:9      4.88
                                   88:10     4.63
                                   88:11     4.78
                                   88:12     4.60
                                   89:1      4.45
                                   89:2      4.28
                                   89:3      4.28
                                   89:4      3.91
                                   89:5      3.56
                                   89:6      3.19
                                   89:7      3.02
                                   89:8      3.41
                                   89:9      3.72
                                   89:10     3.42
                                   89:11     3.33
                                   89:12     3.26
                                   90:1      3.07
                                   90:2      3.24
                                   90:3      3.41
                                   90:4      4.05
                                   90:5      4.37
                                   90:6      3.71
                                   90:7      3.69
                                   90:8      3.16
                                   90:9      2.86
                                   90:10     2.49
                                   90:11     2.27
                                   90:12     1.99
                                   91:1      2.63
                                   91:2      2.72
                                   91:3      3.39
                                   91:4      3.40
                                   91:5      3.24
                                   91:6      3.78
                                   91:7      4.09
                                   91:8      4.34
                                   91:9      4.56
                                   91:10     5.08
                                   91:11     4.86
                                   91:12     4.72
                                   92:1      4.91
                                   92:2      5.11
                                   92:3      4.78
                                   92:4      4.78
                                   92:5      4.87
                                   92:6      4.75
                                   92:7      4.44
                                   92:8      4.32
                                   92:9      4.35
                                   92:10     4.25
                                   92:11     4.49
                                   92:12     4.48
                                   93:1      4.16
                                   93:2      3.77
                                   93:3      3.73
                                   93:4      3.70
                                   93:5      3.70
                                   93:6      3.89
                                   93:7      3.79
                                   93:8      3.48
                                   93:9      3.24
                                   93:10     3.19
                                   93:11     3.54
                                   93:12     3.51
                                   94:1      3.77
                                   94:2      4.05
                                   94:3      4.40
                                   94:4      4.91
                                   94:5      5.12
                                   94:6      4.84
                                   94:7      4.81
                                   94:8      4.59
                                   94:9      4.75
                                   94:10     5.33
                                   94:11     5.41
                                   94:12     5.20
                                   95:1      4.98
                                   95:2      4.75
                                   95:3      4.59
                                   95:4      4.31
                                   95:5      3.83
                                   95:6      3.53
                                   95:7      3.96
                                   95:8      4.24
                                   95:9      4.01
                                   95:10     3.56
                                   95:11     3.66
                                   95:12     3.46
                                   96:1      3.33
                                   96:2      3.52
                                   96:3      3.76
                                   96:4      3.89
                                   96:5      3.97
                                   96:6      4.31
                                   96:7      4.08
                                   96:8      3.96
                                   96:9      4.03
                                   96:10     3.82
                                   96:11     NA
                                   96:12     NA

Source: ISI Inc.

ECONOMIC OUTLOOK FOR 1997 (CONCLUDED)
--------------------------------------------------------------------------------


     The major forces behind the decline of inflation are:

         (bullet) Global Competition

         (bullet) Technology

         (bullet) Demographics

     The opening up of world trade has meant new plants can be built in low-wage areas and the products can be exported to high-wage home markets. As a result, pressure on U.S. real wages and a drive for corporate efficiency have marked the last 10 years. The declining cost of technology has also been a factor in boosting capital spending and lowering the world inflation rate. Technology represents a growing section of the overall economy, so the percentage of the U.S. economy experiencing deflation has grown over the last 10 years. Finally, baby boomers have reached the age when they are beginning to save for retirement. This change from consumption to savings is an important shift in the economy.

Reduced Government Spending

     Growth in federal outlays has been declining since the mid-1980s. The past five years have seen an unusually low growth rate of 3.3% (see chart below).


                              FEDERAL OUTLAYS Y/Y%
                              5 Yr. Avg. 1996 3.3%

                  [Graph appears here--see plot points below]

                                 68:1    14.6
                                 69:1    14.6
                                 70:1    15.8
                                 71:1    13.8
                                 72:1    11.7
                                 73:1     7.3
                                 74:1     8.1
                                 75:1    11.4
                                 76:1    11.7
                                 77:1    11.7
                                 78:1    12.2
                                 79:1    12.4
                                 80:1    11.1
                                 81:1    12.4
                                 82:1    12.6
                                 83:1    12.0
                                 84:1    11.3
                                 85:1    10.2
                                 86:1     8.4
                                 87:1     6.6
                                 88:1     5.8
                                 89:1     6.2
                                 90:1     6.0
                                 91:1     6.0
                                 92:1     6.5
                                 93:1     6.0
                                 94:1     5.0
                                 95:1     4.0
                                 96:1     3.3

Source: ISI Inc.



     The risk of a Presidential landslide vote that would have put Democrats back in control of Congress has passed, and the prospects of spending controls on entitlements without large tax cuts are back in place. The 3% level on outlays would bring the budget into balance by 2000 if we don't have a recession. The pressure on the capital markets from a large and rising government deficit has passed, so the growth in overall credit demand has moved down to a modest 5% pace. Because government spending is over 25% of the GDP, slow growth here holds down overall growth. Similar constraints on government spending in Europe places a "fiscal drag" there as well.

High Federal Funds Policy

     The Federal Reserve moved its key short-term rate up from 3% to 6% in 1993 and 1994. In 1995, the Fed trimmed this rate a bit to 5.25%. Inflation, as measured by the Consumption Price Deflator, has recently dipped below 2% but the Fed has maintained a 5.25% Fed Funds rate. This high rate policy has caused growth in two key areas of the economy to stall. Real construction spending and vehicles sales have both seen little growth since 1994. The policy emphasis on fighting inflation has encouraged long-term rates to fall recently. The flattening of the yield curve implies weak economic growth because of no monetary stimulus. In part, the modest 125 basis point (1.25%) yield gap between the Fed Funds rate and long-term Treasury bonds indicates only 1% real economic growth lies ahead. It has also caused investors to build up their short maturity investments, with individual investors currently building a $1.5 trillion money mountain. If slow economic growth allowed the Fed to cut money market rates there might well be a great deal of investment activity in longer maturity notes and bonds (see the Money Mountain #2 graph below).

                         SMALL CDS + MONEY MARKET FUNDS
                                 Oct 28 $1457.8


                  [Graph appears here--see plot points below]

                                MONEY MOUNTAIN

                            07 JAN 85       1,060.8
                            14 JAN 85       1,061.3
                            21 JAN 85       1,061.2
                            28 JAN 85       1,060.5
                            04 FEB 85       1,059.2
                            11 FEB 85       1,058.7
                            18 FEB 85       1,059.2
                            25 FEB 85       1,058.2
                            04 MAR 85       1,057.9
                            11 MAR 85       1,058.1
                            18 MAR 85       1,058.4
                            25 MAR 85       1,060.0
                            01 APR 85       1,061.9
                            08 APR 85       1,060.9
                            15 APR 85       1,059.7
                            22 APR 85       1,062.2
                            29 APR 85       1,062.3
                            06 MAY 85       1,062.4
                            13 MAY 85       1,063.0
                            20 MAY 85       1,064.0
                            27 MAY 85       1,064.2
                            03 JUN 85       1,065.3
                            10 JUN 85       1,066.1
                            17 JUN 85       1,067.1
                            24 JUN 85       1,069.4
                            01 JUL 85       1,069.8
                            08 JUL 85       1,067.6
                            15 JUL 85       1,066.8
                            22 JUL 85       1,065.2
                            29 JUL 85       1,064.1
                            05 AUG 85       1,063.5
                            12 AUG 85       1,063.8
                            19 AUG 85       1,063.0
                            26 AUG 85       1,061.9
                            02 SEP 85       1,062.2
                            09 SEP 85       1,061.2
                            16 SEP 85       1,061.1
                            23 SEP 85       1,061.2
                            30 SEP 85       1,062.6
                            07 OCT 85       1,062.3
                            14 OCT 85       1,061.7
                            21 OCT 85       1,061.0
                            28 OCT 85       1,060.1
                            04 NOV 85       1,059.6
                            11 NOV 85       1,059.9
                            18 NOV 85       1,059.7
                            25 NOV 85       1,060.5
                            02 DEC 85       1,061.7
                            09 DEC 85       1,062.8
                            16 DEC 85       1,063.0
                            23 DEC 85       1,064.4
                            30 DEC 85       1,064.7
                            06 JAN 86       1,066.9
                            13 JAN 86       1,068.0
                            20 JAN 86       1,069.1
                            27 JAN 86       1,071.4
                            03 FEB 86       1,071.8
                            10 FEB 86       1,072.3
                            17 FEB 86       1,073.3
                            24 FEB 86       1,073.1
                            03 MAR 86       1,074.9
                            10 MAR 86       1,077.4
                            17 MAR 86       1,079.8
                            24 MAR 86       1,081.9
                            31 MAR 86       1,086.0
                            07 APR 86       1,085.8
                            14 APR 86       1,087.7
                            21 APR 86       1,087.8
                            28 APR 86       1,088.0
                            05 MAY 86       1,087.7
                            12 MAY 86       1,088.8
                            19 MAY 86       1,088.5
                            26 MAY 86       1,088.3
                            02 JUN 86       1,087.3
                            09 JUN 86       1,086.4
                            16 JUN 86       1,086.9
                            23 JUN 86       1,088.4
                            30 JUN 86       1,087.7
                            07 JUL 86       1,087.9
                            14 JUL 86       1,087.5
                            21 JUL 86       1,087.9
                            28 JUL 86       1,087.6
                            04 AUG 86       1,087.5
                            11 AUG 86       1,087.7
                            18 AUG 86       1,085.2
                            25 AUG 86       1,083.7
                            01 SEP 86       1,083.1
                            08 SEP 86       1,082.6
                            15 SEP 86       1,082.7
                            22 SEP 86       1,084.9
                            29 SEP 86       1,086.1
                            06 OCT 86       1,085.0
                            13 OCT 86       1,083.0
                            20 OCT 86       1,080.6
                            27 OCT 86       1,079.0
                            03 NOV 86       1,076.9
                            10 NOV 86       1,073.4
                            17 NOV 86       1,072.3
                            24 NOV 86       1,071.8
                            01 DEC 86       1,070.0
                            08 DEC 86       1,068.6
                            15 DEC 86       1,069.0
                            22 DEC 86       1,070.2
                            29 DEC 86       1,069.9
                            05 JAN 87       1,071.8
                            12 JAN 87       1,070.7
                            19 JAN 87       1,067.7
                            26 JAN 87       1,066.4
                            02 FEB 87       1,064.8
                            09 FEB 87       1,064.7
                            16 FEB 87       1,065.2
                            23 FEB 87       1,063.3
                            02 MAR 87       1,062.6
                            09 MAR 87       1,062.4
                            16 MAR 87       1,061.9
                            23 MAR 87       1,060.7
                            30 MAR 87       1,060.8
                            06 APR 87       1,059.0
                            13 APR 87       1,058.1
                            20 APR 87       1,058.7
                            27 APR 87       1,058.4
                            04 MAY 87       1,058.9
                            11 MAY 87       1,058.4
                            18 MAY 87       1,058.3
                            25 MAY 87       1,060.7
                            01 JUN 87       1,063.5
                            08 JUN 87       1,067.2
                            15 JUN 87       1,067.4
                            22 JUN 87       1,068.6
                            29 JUN 87       1,070.1
                            06 JUL 87       1,073.9
                            13 JUL 87       1,075.8
                            20 JUL 87       1,076.9
                            27 JUL 87       1,079.3
                            03 AUG 87       1,082.3
                            10 AUG 87       1,085.5
                            17 AUG 87       1,087.5
                            24 AUG 87       1,089.2
                            31 AUG 87       1,090.7
                            07 SEP 87       1,094.4
                            14 SEP 87       1,097.7
                            21 SEP 87       1,099.9
                            28 SEP 87       1,100.9
                            05 OCT 87       1,103.8
                            12 OCT 87       1,107.2
                            19 OCT 87       1,110.6
                            26 OCT 87       1,119.3
                            02 NOV 87       1,123.2
                            09 NOV 87       1,128.0
                            16 NOV 87       1,132.2
                            23 NOV 87       1,135.3
                            30 NOV 87       1,137.1
                            07 DEC 87       1,141.4
                            14 DEC 87       1,145.4
                            21 DEC 87       1,149.2
                            28 DEC 87       1,150.6
                            04 JAN 88       1,152.7
                            11 JAN 88       1,157.0
                            18 JAN 88       1,162.6
                            25 JAN 88       1,167.4
                            01 FEB 88       1,174.1
                            08 FEB 88       1,177.7
                            15 FEB 88       1,182.6
                            22 FEB 88       1,185.8
                            29 FEB 88       1,188.5
                            07 MAR 88       1,191.6
                            14 MAR 88       1,194.1
                            21 MAR 88       1,197.4
                            28 MAR 88       1,199.6
                            04 APR 88       1,202.0
                            11 APR 88       1,204.9
                            18 APR 88       1,206.1
                            25 APR 88       1,207.9
                            02 MAY 88       1,209.1
                            09 MAY 88       1,210.6
                            16 MAY 88       1,212.5
                            23 MAY 88       1,214.4
                            30 MAY 88       1,215.4
                            06 JUN 88       1,214.5
                            13 JUN 88       1,214.0
                            20 JUN 88       1,215.0
                            27 JUN 88       1,217.6
                            04 JUL 88       1,218.6
                            11 JUL 88       1,221.0
                            18 JUL 88       1,222.9
                            25 JUL 88       1,224.2
                            01 AUG 88       1,226.3
                            08 AUG 88       1,227.2
                            15 AUG 88       1,229.8
                            22 AUG 88       1,233.5
                            29 AUG 88       1,235.3
                            05 SEP 88       1,238.1
                            12 SEP 88       1,240.9
                            19 SEP 88       1,244.3
                            26 SEP 88       1,247.2
                            03 OCT 88       1,252.0
                            10 OCT 88       1,254.7
                            17 OCT 88       1,257.6
                            24 OCT 88       1,260.6
                            31 OCT 88       1,262.8
                            07 NOV 88       1,267.2
                            14 NOV 88       1,270.8
                            21 NOV 88       1,275.0
                            28 NOV 88       1,277.5
                            05 DEC 88       1,279.0
                            12 DEC 88       1,281.7
                            19 DEC 88       1,284.5
                            26 DEC 88       1,286.9
                            02 JAN 89       1,291.1
                            09 JAN 89       1,293.7
                            16 JAN 89       1,298.0
                            23 JAN 89       1,301.2
                            30 JAN 89       1,304.9
                            06 FEB 89       1,307.5
                            13 FEB 89       1,310.8
                            20 FEB 89       1,315.8
                            27 FEB 89       1,318.2
                            06 MAR 89       1,324.2
                            13 MAR 89       1,328.0
                            20 MAR 89       1,332.4
                            27 MAR 89       1,337.4
                            03 APR 89       1,343.3
                            10 APR 89       1,349.1
                            17 APR 89       1,354.4
                            24 APR 89       1,360.0
                            01 MAY 89       1,365.2
                            08 MAY 89       1,371.0
                            15 MAY 89       1,378.0
                            22 MAY 89       1,384.9
                            29 MAY 89       1,388.0
                            05 JUN 89       1,392.8
                            12 JUN 89       1,398.1
                            19 JUN 89       1,403.0
                            26 JUN 89       1,407.3
                            03 JUL 89       1,411.5
                            10 JUL 89       1,417.2
                            17 JUL 89       1,419.9
                            24 JUL 89       1,422.8
                            31 JUL 89       1,426.0
                            07 AUG 89       1,431.2
                            14 AUG 89       1,434.7
                            21 AUG 89       1,438.4
                            28 AUG 89       1,441.1
                            04 SEP 89       1,443.6
                            11 SEP 89       1,445.4
                            18 SEP 89       1,448.3
                            25 SEP 89       1,451.2
                            02 OCT 89       1,454.5
                            09 OCT 89       1,455.7
                            16 OCT 89       1,456.7
                            23 OCT 89       1,461.2
                            30 OCT 89       1,462.9
                            06 NOV 89       1,465.7
                            13 NOV 89       1,468.6
                            20 NOV 89       1,468.6
                            27 NOV 89       1,470.2
                            04 DEC 89       1,472.9
                            11 DEC 89       1,474.2
                            18 DEC 89       1,475.3
                            25 DEC 89       1,478.1
                            01 JAN 90       1,479.3
                            08 JAN 90       1,480.7
                            15 JAN 90       1,479.8
                            22 JAN 90       1,478.8
                            29 JAN 90       1,480.8
                            05 FEB 90       1,483.3
                            12 FEB 90       1,484.6
                            19 FEB 90       1,485.0
                            26 FEB 90       1,487.0
                            05 MAR 90       1,485.9
                            12 MAR 90       1,488.1
                            19 MAR 90       1,489.0
                            26 MAR 90       1,491.1
                            02 APR 90       1,493.1
                            09 APR 90       1,493.6
                            16 APR 90       1,492.6
                            23 APR 90       1,494.6
                            30 APR 90       1,496.4
                            07 MAY 90       1,496.4
                            14 MAY 90       1,496.2
                            21 MAY 90       1,492.8
                            28 MAY 90       1,493.1
                            04 JUN 90       1,496.1
                            11 JUN 90       1,496.4
                            18 JUN 90       1,501.5
                            25 JUN 90       1,501.7
                            02 JUL 90       1,503.9
                            09 JUL 90       1,504.0
                            16 JUL 90       1,505.2
                            23 JUL 90       1,506.2
                            30 JUL 90       1,509.0
                            06 AUG 90       1,510.3
                            13 AUG 90       1,514.6
                            20 AUG 90       1,514.3
                            27 AUG 90       1,518.0
                            03 SEP 90       1,520.0
                            10 SEP 90       1,520.4
                            17 SEP 90       1,520.8
                            24 SEP 90       1,521.8
                            01 OCT 90       1,524.7
                            08 OCT 90       1,526.4
                            15 OCT 90       1,526.1
                            22 OCT 90       1,526.9
                            29 OCT 90       1,527.0
                            05 NOV 90       1,526.4
                            12 NOV 90       1,527.6
                            19 NOV 90       1,526.7
                            26 NOV 90       1,528.3
                            03 DEC 90       1,530.2
                            10 DEC 90       1,530.8
                            17 DEC 90       1,531.2
                            24 DEC 90       1,533.5
                            31 DEC 90       1,536.3
                            07 JAN 91       1,538.1
                            14 JAN 91       1,541.1
                            21 JAN 91       1,543.6
                            28 JAN 91       1,545.4
                            04 FEB 91       1,546.0
                            11 FEB 91       1,546.7
                            18 FEB 91       1,545.1
                            25 FEB 91       1,548.0
                            04 MAR 91       1,548.0
                            11 MAR 91       1,546.6
                            18 MAR 91       1,546.6
                            25 MAR 91       1,546.8
                            01 APR 91       1,544.5
                            08 APR 91       1,544.1
                            15 APR 91       1,541.3
                            22 APR 91       1,540.1
                            29 APR 91       1,536.8
                            06 MAY 91       1,534.6
                            13 MAY 91       1,533.3
                            20 MAY 91       1,530.2
                            27 MAY 91       1,527.4
                            03 JUN 91       1,524.8
                            10 JUN 91       1,521.5
                            17 JUN 91       1,520.1
                            24 JUN 91       1,518.4
                            01 JUL 91       1,517.4
                            08 JUL 91       1,514.5
                            15 JUL 91       1,511.5
                            22 JUL 91       1,508.8
                            29 JUL 91       1,504.1
                            05 AUG 91       1,499.7
                            12 AUG 91       1,498.4
                            19 AUG 91       1,495.4
                            26 AUG 91       1,494.5
                            02 SEP 91       1,491.5
                            09 SEP 91       1,489.0
                            16 SEP 91       1,487.0
                            23 SEP 91       1,483.9
                            30 SEP 91       1,479.4
                            07 OCT 91       1,475.7
                            14 OCT 91       1,473.7
                            21 OCT 91       1,470.9
                            28 OCT 91       1,466.3
                            04 NOV 91       1,460.7
                            11 NOV 91       1,460.3
                            18 NOV 91       1,456.1
                            25 NOV 91       1,454.1
                            02 DEC 91       1,450.1
                            09 DEC 91       1,446.8
                            16 DEC 91       1,446.5
                            23 DEC 91       1,438.9
                            30 DEC 91       1,433.5
                            06 JAN 92       1,426.8
                            13 JAN 92       1,419.8
                            20 JAN 92       1,415.4
                            27 JAN 92       1,413.1
                            03 FEB 92       1,408.4
                            10 FEB 92       1,402.8
                            17 FEB 92       1,398.3
                            24 FEB 92       1,395.1
                            02 MAR 92       1,391.3
                            09 MAR 92       1,383.2
                            16 MAR 92       1,376.8
                            23 MAR 92       1,372.0
                            30 MAR 92       1,365.8
                            06 APR 92       1,359.6
                            13 APR 92       1,356.0
                            20 APR 92       1,351.4
                            27 APR 92       1,346.3
                            04 MAY 92       1,342.7
                            11 MAY 92       1,338.3
                            18 MAY 92       1,332.8
                            25 MAY 92       1,329.1
                            01 JUN 92       1,327.3
                            08 JUN 92       1,324.2
                            15 JUN 92       1,320.3
                            22 JUN 92       1,317.5
                            29 JUN 92       1,313.5
                            06 JUL 92       1,308.7
                            13 JUL 92       1,305.8
                            20 JUL 92       1,300.8
                            27 JUL 92       1,297.1
                            03 AUG 92       1,293.7
                            10 AUG 92       1,288.5
                            17 AUG 92       1,286.6
                            24 AUG 92       1,284.2
                            31 AUG 92       1,283.5
                            07 SEP 92       1,277.6
                            14 SEP 92       1,274.1
                            21 SEP 92       1,268.1
                            28 SEP 92       1,265.1
                            05 OCT 92       1,258.9
                            12 OCT 92       1,261.3
                            19 OCT 92       1,258.8
                            26 OCT 92       1,254.9
                            02 NOV 92       1,252.2
                            09 NOV 92       1,245.5
                            16 NOV 92       1,240.4
                            23 NOV 92       1,236.9
                            30 NOV 92       1,236.3
                            07 DEC 92       1,233.2
                            14 DEC 92       1,228.5
                            21 DEC 92       1,226.5
                            28 DEC 92       1,223.0
                            04 JAN 93       1,222.0
                            11 JAN 93       1,220.8
                            18 JAN 93       1,217.9
                            25 JAN 93       1,214.3
                            01 FEB 93       1,210.9
                            08 FEB 93       1,208.4
                            15 FEB 93       1,206.2
                            22 FEB 93       1,206.8
                            01 MAR 93       1,205.1
                            08 MAR 93       1,204.1
                            15 MAR 93       1,201.5
                            22 MAR 93       1,199.5
                            29 MAR 93       1,197.4
                            05 APR 93       1,192.8
                            12 APR 93       1,193.2
                            19 APR 93       1,190.9
                            26 APR 93       1,189.4
                            03 MAY 93       1,189.2
                            10 MAY 93       1,187.8
                            17 MAY 93       1,185.0
                            24 MAY 93       1,186.0
                            31 MAY 93       1,184.4
                            07 JUN 93       1,182.8
                            14 JUN 93       1,180.7
                            21 JUN 93       1,177.5
                            28 JUN 93       1,173.1
                            05 JUL 93       1,170.0
                            12 JUL 93       1,168.8
                            19 JUL 93       1,168.4
                            26 JUL 93       1,165.8
                            02 AUG 93       1,165.0
                            09 AUG 93       1,161.4
                            16 AUG 93       1,159.6
                            23 AUG 93       1,160.0
                            30 AUG 93       1,157.0
                            06 SEP 93       1,155.5
                            13 SEP 93       1,157.3
                            20 SEP 93       1,154.8
                            27 SEP 93       1,155.1
                            04 OCT 93       1,153.0
                            11 OCT 93       1,152.3
                            18 OCT 93       1,149.5
                            25 OCT 93       1,149.2
                            01 NOV 93       1,150.0
                            08 NOV 93       1,148.4
                            15 NOV 93       1,148.4
                            22 NOV 93       1,151.5
                            29 NOV 93       1,148.8
                            06 DEC 93       1,147.9
                            13 DEC 93       1,148.4
                            20 DEC 93       1,146.5
                            27 DEC 93       1,144.9
                            03 JAN 94       1,144.8
                            10 JAN 94       1,145.2
                            17 JAN 94       1,144.2
                            24 JAN 94       1,141.4
                            31 JAN 94       1,139.1
                            07 FEB 94       1,138.0
                            14 FEB 94       1,137.8
                            21 FEB 94       1,136.6
                            28 FEB 94       1,136.2
                            07 MAR 94       1,136.6
                            14 MAR 94       1,137.4
                            21 MAR 94       1,137.5
                            28 MAR 94       1,135.1
                            04 APR 94       1,135.0
                            11 APR 94       1,142.4
                            18 APR 94       1,142.7
                            25 APR 94       1,144.5
                            02 MAY 94       1,145.1
                            09 MAY 94       1,145.2
                            16 MAY 94       1,145.9
                            23 MAY 94       1,147.0
                            30 MAY 94       1,142.7
                            06 JUN 94       1,142.0
                            13 JUN 94       1,142.8
                            20 JUN 94       1,141.1
                            27 JUN 94       1,142.6
                            04 JUL 94       1,144.9
                            11 JUL 94       1,148.8
                            18 JUL 94       1,150.8
                            25 JUL 94       1,151.9
                            01 AUG 94       1,153.5
                            08 AUG 94       1,155.5
                            15 AUG 94       1,157.1
                            22 AUG 94       1,159.2
                            29 AUG 94       1,156.3
                            05 SEP 94       1,157.5
                            12 SEP 94       1,163.3
                            19 SEP 94       1,166.1
                            26 SEP 94       1,168.0
                            03 OCT 94       1,170.8
                            10 OCT 94       1,175.7
                            17 OCT 94       1,178.5
                            24 OCT 94       1,180.9
                            31 OCT 94       1,184.6
                            07 NOV 94       1,188.1
                            14 NOV 94       1,192.9
                            21 NOV 94       1,197.2
                            28 NOV 94       1,199.3
                            05 DEC 94       1,204.1
                            12 DEC 94       1,209.4
                            19 DEC 94       1,211.8
                            26 DEC 94       1,215.0
                            02 JAN 95       1,218.2
                            09 JAN 95       1,223.5
                            16 JAN 95       1,230.0
                            23 JAN 95       1,235.1
                            30 JAN 95       1,239.5
                            06 FEB 95       1,242.8
                            13 FEB 95       1,248.7
                            20 FEB 95       1,252.4
                            27 FEB 95       1,260.1
                            06 MAR 95       1,262.0
                            13 MAR 95       1,271.7
                            20 MAR 95       1,274.9
                            27 MAR 95       1,279.7
                            03 APR 95       1,283.5
                            10 APR 95       1,290.6
                            17 APR 95       1,294.1
                            24 APR 95       1,298.6
                            01 MAY 95       1,301.7
                            08 MAY 95       1,307.5
                            15 MAY 95       1,311.8
                            22 MAY 95       1,320.4
                            29 MAY 95       1,323.7
                            05 JUN 95       1,330.4
                            12 JUN 95       1,338.7
                            19 JUN 95       1,342.4
                            26 JUN 95       1,345.0
                            03 JUL 95       1,350.1
                            10 JUL 95       1,354.4
                            17 JUL 95       1,358.4
                            24 JUL 95       1,364.3
                            31 JUL 95       1,366.3
                            07 AUG 95       1,371.3
                            14 AUG 95       1,373.8
                            21 AUG 95       1,377.5
                            28 AUG 95       1,379.0
                            04 SEP 95       1,384.0
                            11 SEP 95       1,385.5
                            18 SEP 95       1,386.7
                            25 SEP 95       1,386.3
                            02 OCT 95       1,389.0
                            09 OCT 95       1,392.1
                            16 OCT 95       1,393.2
                            23 OCT 95       1,395.3
                            30 OCT 95       1,397.1
                            06 NOV 95       1,399.5
                            13 NOV 95       1,403.1
                            20 NOV 95       1,403.9
                            27 NOV 95       1,406.5
                            04 DEC 95       1,407.3
                            11 DEC 95       1,409.2
                            18 DEC 95       1,411.6
                            25 DEC 95       1,412.9
                            01 JAN 96       1,412.3
                            08 JAN 96       1,401.4
                            15 JAN 96       1,408.6
                            22 JAN 96       1,404.0
                            29 JAN 96       1,403.4
                            05 FEB 96       1,400.6
                            12 FEB 96       1,405.2
                            19 FEB 96       1,407.8
                            26 FEB 96       1,415.9
                            04 MAR 96       1,414.6
                            11 MAR 96       1,414.2
                            18 MAR 96       1,416.4
                            25 MAR 96       1,414.6
                            01 APR 96       1,414.3
                            08 APR 96       1,414.3
                            15 APR 96       1,416.8
                            22 APR 96       1,417.9
                            29 APR 96       1,413.1
                            06 MAY 96       1,413.6
                            13 MAY 96       1,420.1
                            20 MAY 96       1,415.0
                            27 MAY 96       1,412.9
                            03 JUN 96       1,419.8
                            10 JUN 96       1,423.0
                            17 JUN 96       1,426.4
                            24 JUN 96       1,425.6
                            01 JUL 96       1,424.4
                            08 JUL 96       1,429.7
                            15 JUL 96       1,429.4
                            22 JUL 96       1,434.1
                            29 JUL 96       1,434.2
                            05 AUG 96       1,424.4
                            12 AUG 96       1,428.2
                            19 AUG 96       1,431.9
                            26 AUG 96       1,433.8
                            02 SEP 96       1,435.5
                            09 SEP 96       1,440.2
                            16 SEP 96       1,443.8
                            23 SEP 96       1,441.6
                            30 SEP 96       1,441.8
                            07 OCT 96       1,445.2
                            14 OCT 96       1,450.2
                            21 OCT 96       1,452.7
                            28 OCT 96       1,457.7
                            04 NOV 96       1,458.7

Source: ISI Inc.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on October 23, 1990 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.50% maximum sales charge.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total returns, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment*
October 23, 1990-October 31, 1996

                  [Graph appears here--see plot points below]



                              Lehman Brothers                   Lehman Brothers
          Flag Investors        Intermediate   Lehman Brothers      Long-Term
      Managed Municipal Fund   Treasury Index   Treasury Index    Treasury Index


10/90        9,550               10,000          10,000            10,000
10/91       10,715               11,125          11,007            10,290
10/92       11,364               12,032          11,889            10,619
10/93       12,996               13,654          13,116            10,916
10/94       12,152               13,172          12,919            11,200
10/95       14,025               14,996          14,282            11,514
10/96       14,680               15,826          14,938            11,859





Average Annual Total Return*

Periods Ended 9/30/96                    1 Year      5 Years    Since Inception
Flag Investors Managed Municipal Fund     0.62%       6.45%            5.41%

 *These   figures  assume  the  reinvestment  of  dividends  and  capital  gains distributions. The Lehman Brothers indices listed above are unmanaged. Although the G.O.Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. The CPI is a widely used measure of inflation. Past performance is not an indicator of future results.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Statement of Net Assets                                         October 31, 1996

                                                Rating*
                                               (Moody's/         Par        Market Value
                                                 S&P)           (000)         (Note 1)
------------------------------------------------------------------------------------------
MUNICIPAL BONDS--93.4%
General Obligation--61.2%
Arlington, Texas, Independent School
   District, 5.75%, 2021                     Aaa/NR            $5,000        $ 5,015,850
Charlotte, NC:
   5.30%, 2011                               Aaa/AAA            1,590          1,598,220
   5.30%, 2012                               Aaa/AAA            1,120          1,119,014
   5.30%, 2012                               Aaa/AAA            2,325          2,322,954
   5.80%, 2016                               Aaa/AAA            2,500          2,590,025
Dallas, TX, 5.00%, 2010                      Aa1/AAA            1,750          1,692,128
Delaware State, Series "A",
   5.125%, 2016                              Aa1/AA+            2,150          2,056,905
DuPage County, IL, Jail Project,
   5.60%, 2021                               Aaa/AAA            1,600          1,595,664
Florida Board of Education,
   Refunding Public Education:
   6.125%, 2012                              Aa/AA              2,250          2,339,258
   5.50%, 2021                               Aa/AA              2,000          1,957,700
   5.125%, 2022                              Aa/AA              5,000          4,653,250
Franklin County, OH:
   5.45%, 2009                               Aaa/AAA            1,500          1,520,730
   5.50%, 2013                               Aaa/AAA            1,000          1,003,490
Georgia State, Series "D":
   5.25%, 2009                               Aaa/AA+            1,580          1,584,234
   5.00%, 2010                               Aaa/AA+            2,000          1,953,220
Grand Prairie, TX, School District,
   5.20%, 2018                               Aaa/AAA            2,000          1,891,540
Henrico County, VA:
   5.20%, 2008                               Aaa/AAA            1,200          1,208,592
   5.25%, 2009                               Aaa/AAA            1,000          1,004,550
Maryland State & Local Facilities,
   Second Series, 5.125%, 2010               Aaa/AAA            3,000          2,971,920
Minneapolis, MN, Sports Arena:
   5.00%, 2011                               Aaa/AAA            1,710          1,650,646
   5.00%, 2012                               Aaa/AAA            1,920          1,840,570
Missouri State Building,
   Series "A", 5.00%, 2010                   Aaa/AAA            2,000          1,957,040

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

                                                Rating*
                                               (Moody's/         Par        Market Value
                                                 S&P)           (000)         (Note 1)
------------------------------------------------------------------------------------------
General Obligation--continued
Montgomery County, MD:
   5.60%, 2004                               Aaa/AAA           $1,000        $ 1,059,290
   5.00%, 2009                               Aaa/AAA            1,500          1,476,120
   5.00%, 2010                               Aaa/AAA            1,500          1,464,675
Plano, TX, Independent
   School District, 5.00%, 2011              Aaa/AAA            3,000          2,864,070
Salt Lake County, UT, 5.25%, 2010            Aaa/AA+            2,000          1,995,920
South Carolina Capital
   Improvement, 5.00%, 2009                  Aaa/AAA            2,700          2,655,909
South Carolina State Highway,
   Series "B", 5.625%, 2014                  Aaa/AAA            2,700          2,747,169
State of Tennessee:
   Series "A", 5.50%, 2009                   Aaa/AA+            1,535          1,564,656
   Series "A", 5.55%, 2010                   Aaa/AA+            1,000          1,019,550
   Series "B", 6.00%, 2005                   Aaa/AA+            2,000          2,170,260
State of Texas:
   5.25%, 2013                               Aa/AA              3,250          3,147,203
   6.00%, 2014                               Aa/AA              2,000          2,062,460
State of Virginia, 5.375%, 2016              Aaa/AAA            2,500          2,484,900
State of Washington:
   Series "A", 5.60%, 2010                   Aa/AA              1,500          1,518,630
   Series "B", 5.50%, 2008                   Aa/AA              1,500          1,523,475
Washington Suburban Sanitary
   District, MD, 5.375%, 2010                Aa1/AA             1,810          1,817,945
                                                                            ------------
                                                                              77,099,732
                                                                            ------------
Electric and Gas Utility Revenue--5.4%
Jacksonville Electric Authority
   Revenue, FL, St. John's
   River Power, 5.25%, 2028                  Aa1/AA             2,000          1,890,680
San Antonio, TX, Electric
   & Gas Revenue:
   Series "A", 4.90%, 2008                   Aa1/AA             4,000          3,869,320
   Series "A", 6.50%, 2012                   Aa1/AA             1,000          1,043,130
                                                                            ------------
                                                                               6,803,130
                                                                            ------------
Pre-refunded Issues--8.4%
Arizona Highway Transportation
   Board, 6.00%, 2010                        Aaa/AAA            3,480          3,703,381

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)

                                                Rating*
                                               (Moody's/         Par        Market Value
                                                 S&P)           (000)         (Note 1)
------------------------------------------------------------------------------------------
Pre-refunded Issues--continued
Florida Board of Education,
   Refunding Public Education,
   6.50%, 2012                               Aaa/AA            $2,500        $ 2,761,225
Howard County, MD,
   Consolidated Public Improvements,
   Series "A", 6.90%, 2002                   Aaa/AAA            1,000          1,083,810
Jacksonville, FL, Electric
   Authority Revenue,
   Scherer 4-1-A, 6.75%, 2021                Aaa/AA             1,000          1,098,580
State of Hawaii, General Obligation:
   7.00%, 2006                               Aaa/AA               750            814,478
   6.125%, 2010                              NR/AA              1,000          1,069,020
                                                                            ------------
                                                                              10,530,494
                                                                            ------------
Transportation Revenue--8.5%
Florida Transportation Revenue,
   5.80%, 2018                               Aa/AA              2,000          2,020,440
Kansas Transportation Revenue:
   5.40%, 2009                               Aa/AA              2,000          2,012,640
   5.40%, 2009                               Aa/AA              2,500          2,515,800
Maryland State Department of
   Transportation, 5.375%, 2006              Aa/AA              1,500          1,545,240
Portland, OR, Metro, 5.25%, 2007             Aa/AA+             1,500          1,517,865
Virginia State Transportation
   Authority, 6.00%, 2010                    Aa/AA              1,000          1,025,780
                                                                            ------------
                                                                              10,637,765
                                                                            ------------
Water and Sewer Utility Revenue--5.4%
Chicago, IL, 6.30%, 2009                     Aa/AA              1,000          1,076,530
DuPage, IL, Water Commission,
   5.25%, 2011                               Aa1/AA             2,500          2,433,250
Orlando, FL, Utility Commission,
   5.125%, 2019                              Aa1/AA             3,500          3,252,585
                                                                            ------------
                                                                               6,762,365
                                                                            ------------
Other Revenue--4.5%
Indianapolis, IN, Local Public
   Improvement Board, 6.00%, 2018            Aaa/AA+            1,500          1,515,300

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

                                                Rating*
                                               (Moody's/         Par        Market Value
                                                 S&P)           (000)         (Note 1)
------------------------------------------------------------------------------------------
Other Revenue--continued
Lower Colorado River
   Authority, Jr. Lien,
   4th Supply, 5.25%, 2015                   Aaa/AAA           $2,000       $  1,963,120
University of Texas, 6.50%, 2011             Aaa/AAA            2,000          2,199,020
                                                                            ------------
                                                                               5,677,440
                                                                            ------------
Total Municipal Bonds
  (Cost $115,733,425)                                                        117,510,926
                                                                            ------------

REPURCHASE AGREEMENT--5.4%
Goldman  Sachs & Co.,  5.45%
 Dated 10/31/96, to be repurchased
 on 11/1/96, collateralized
 by U.S. Treasury Notes with
 a market value of $7,000,891.
 (Cost $6,863,000)                                              6,863          6,863,000
                                                                            ------------

Total Investment in Securities--98.8%
  (Cost $122,596,425)**                                                      124,373,926

Other Assets in Excess of Liabilities, Net--1.2%                               1,530,225
                                                                            ------------

Net Assets-100.0%                                                           $125,904,151
                                                                            ============

Net Asset Value and Redemption Price Per:
  Flag Investors Class A Share
    ($41,192,545 / 3,894,438 shares outstanding)                                  $10.58
                                                                                  ======

  ISI Class Share
    ($84,711,606 / 8,010,842 shares outstanding)                                  $10.58
                                                                                  ======

Maximum Offering Price Per:
  Flag Investors Class A Share
    ($10.58 / .955)                                                               $11.08
                                                                                  ======

  ISI Class Share
    ($10.58 / .9555)                                                              $11.07
                                                                                  ======

-----------
 * The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1996. Ratings of issues have not been audited by Coopers & Lybrand L.L.P.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Statement of Operations

                                                                   For the Year Ended
                                                                       October 31,
                                                                          1996
--------------------------------------------------------------------------------------
Investment Income (Note 1):
   Interest                                                            $6,948,446
                                                                       ----------
Expenses:
   Investment advisory fee (Note 2)                                       516,180
   Distribution fee (Note 2)                                              322,613
   Administration fees (Note 2)                                           258,090
   Printing and postage                                                    63,994
   Accounting fee (Note 2)                                                 59,356
   Transfer agent fee (Note 2)                                             54,959
   Registration fees (Note 1)                                              46,384
   Audit                                                                   40,132
   Legal                                                                   28,676
   Custodian fee                                                           25,543
   Miscellaneous                                                           22,018
   Directors' fees                                                         10,808
   Insurance                                                                3,561
                                                                       ----------
            Total expenses                                              1,452,314
   Less:Fees waived (Note 2)                                             (290,917)
                                                                       ----------
            Net expenses                                                1,161,397
                                                                       ----------
Net investment income                                                   5,787,049
                                                                       ----------
Net realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                           281,659
   Change in unrealized appreciation or depreciation of investments      (272,341)
                                                                       ----------
   Net gain on investments                                                  9,318
                                                                       ----------

Net increase in net assets resulting from operations                   $5,796,367
                                                                       ==========

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                        For the Year Ended October 31,
                                                             1996            1995
--------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                  $ 5,787,049     $ 6,268,902
   Net realized gain from security transactions               281,659         599,805
   Change in appreciation or
     depreciation of investments                             (272,341)     12,223,598
                                                         ------------    ------------
   Net increase in net assets resulting
     from operations                                        5,796,367      19,092,305
                                                         ------------    ------------
Dividends to Shareholders from:
   Net investment income:
     Flag Investors Class A Shares                         (1,958,320)     (3,998,176)
     ISI Class Shares                                      (3,828,729)     (2,270,726)
   Net realized short-term gains:
     Flag Investors Class A Shares                           (286,075)       (267,415)
     ISI Class Shares                                        (545,496)       (471,717)
   Net realized long-term gains:
     Flag Investors Class A Shares                            (43,313)       (418,234)
     ISI Class Shares                                         (82,292)       (691,139)
                                                         ------------    ------------
   Total distributions                                     (6,744,225)     (8,117,407)
                                                         ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                             8,278,327      11,188,171
   Value of shares issued in
     reinvestment of dividends                              3,789,940       4,794,976
   Cost of shares repurchased                             (17,488,342)    (28,195,599)
                                                         ------------    ------------
   Decrease in net assets derived from capital
     share transactions                                    (5,420,075)    (12,212,452)
                                                         ------------    ------------
   Total decrease in net assets                            (6,367,933)     (1,237,554)

Net Assets:
   Beginning of year                                      132,272,084     133,509,638
                                                         ------------    ------------
   End of year                                           $125,904,151    $132,272,084
                                                         ============    ============

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Financial Highlights -- Flag Investors Class A and ISI Class Shares (For a share outstanding throughout each year)(1)

                                                                    For the Year Ended
                                                                        October 31,       For the Year Ended October 31,
                                                                            1996       1995       1994       1993       1992
Per Share Operating Performance:
   Net asset value at beginning of year                                   $ 10.65     $ 9.81    $ 11.10    $ 10.31    $ 10.36
                                                                          -------     ------    -------    -------    -------
Income from Investment Operations:
   Net investment income                                                     0.48       0.48       0.46       0.50       0.50
   Net realized and unrealized gain/(loss) on investments                     --        0.98      (1.15)      0.94       0.22
                                                                          -------     ------    -------    -------    -------
   Total from Investment Operations                                          0.48       1.46      (0.69)      1.44       0.72
                                                                          -------     ------    -------    -------    -------
Less Distributions:
   Distributions from net investment income
     and short-term gains                                                   (0.54)     (0.54)     (0.56)     (0.61)     (0.65)
   Distributions from net realized long-term gains                          (0.01)     (0.08)     (0.04)     (0.04)     (0.12)
                                                                          -------     ------    -------    -------    -------
   Total distributions                                                      (0.55)     (0.62)     (0.60)     (0.65)     (0.77)
                                                                          -------     ------    -------    -------    -------
   Net asset value at end of year                                         $ 10.58    $ 10.65    $  9.81    $ 11.10    $ 10.31
                                                                          =======    =======    =======    =======    =======

Total Return(2)                                                              4.67%     15.42%      (6.49)%   14.36%      6.06%
Ratios to Average Daily Net Assets:
   Expenses(3)                                                               0.90%      0.90%       0.90%     0.90%      0.90%
   Net investment income(4)                                                  4.48%      4.72%       4.37%     4.38%      4.78%
Supplemental Data:
   Net assets at end of year:
     Flag Investors Class A Shares                                        $41,193    $45,980     $49,903   $53,486    $45,536
     ISI Class Shares                                                     $84,712    $86,292     $83,607   $88,378    $51,420
   Portfolio turnover rate                                                     32%        55%        37%        68%        95%

------------
(1) Computed based on average shares outstanding.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory and administration fees (Note 2), the ratio of expenses to average daily net assets would have been 1.13%, 1.10%, 1.11%, 1.14% and 1.27% for the years ended October 31, 1996, 1995, 1994,
    1993 and 1992, respectively.
(4) Without the waiver of advisory and administration fees (Note 2), the ratio of net investment income to average daily net assets would have been 4.25%, 4.52%, 4.16%, 4.14% and 4.41% for the years ended October 31, 1996,
    1995, 1994, 1993 and 1992, respectively.

16                     See Notes to Financial Statements.                     17

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     Managed Municipal Fund, Inc. (the "Fund") was organized as a Maryland Corporation on January 15, 1990 and commenced operations on February 26, 1990. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On October 31, 1996, the Fund consisted of two classes of shares: ISI Managed Municipal Fund Shares ("ISI Class") and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A").

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

     A. Security Valuation--Municipal bonds are valued on the basis of quotations provided by a pricing service, which uses information with respect to transactions on bonds, quotations from bond dealers,
         market  transactions in comparable   securities  and  various
         relationships   between   securities  in determining  value.
         Securities or other assets for which market quotations are not readily available are valued at their face value so determined in good faith by the Investment Advisor under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

     B. Repurchase Agreements -- The Fund may agree to enter into tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodial bank in a segregated account until maturity of the repurchase agreement.
         The agreement ensures that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. Federal Income Tax--No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------


NOTE 1--concluded

         Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and capital gains available for distribution under income tax regulations.

     D. Other--Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis.

NOTE 2--Investment Advisory Fee, Transactions with Affiliates and Other Fees

     International  Strategy  &  Investment  Inc.  ("ISI")  serves as the Fund's advisor and Investment Company Capital Corp. ("ICC") serves as the Fund's administrator. As compensation for its advisory services, ISI receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of
 .40% of the average daily net assets. As compensation for its administrative services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .20% of the average daily net assets.
     ISI  and  ICC  have  agreed  to  reduce   their   respective   annual  fees
proportionately, if necessary, so that ordinary expenses of the Fund for any fiscal year do not exceed .90% of the Fund's daily net assets. For the year ended October 31, 1996, ISI and ICC waived fees of $192,777 and $98,140, respectively.
     As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, based on the Fund's average daily net assets. ICCreceived $59,356 for accounting services for the year ended October 31, 1996.
     As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICCreceived $54,959 for transfer agent services for the year ended October 31, 1996.
     As compensation for providing distribution services, Armata Financial Corp. receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .25% of the average daily net assets of the ISI Class Shares. Alex. Brown & Sons Incorporated receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to .25% of the average daily net assets of the Flag Investors Class A Shares. For the year ended October 31, 1996, distribution fees were $322,613, of which $213,366 were allocated to ISI Class Shares and $109,247 were allocated to Flag Investors Class A Shares.

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 2--concluded

     The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through October 31, 1996 was approximately $4,543, and the accrued liability was approximately $17,863.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 40 million shares of capital stock, par value, $.001 per share, all of which shares are designated as common stock (15 million Flag Investors Class A, 20 million ISI Class, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                         Flag Investors Class A Shares
                                         For the              For the
                                        Year Ended          Year Ended
                                       Oct. 31, 1996       Oct. 31, 1995

Shares sold                                  200,140             323,698
Shares issued to shareholders on
   reinvestment of dividends                 114,250             161,945
Shares redeemed                             (736,822)         (1,256,958)
                                         -----------        ------------
Net decrease in shares outstanding          (422,432)           (771,315)
                                         ===========        ============
Proceeds from sale of shares             $ 2,079,607        $  3,206,244
Value of reinvested dividends              1,200,959           1,628,993
Cost of shares redeemed                   (7,734,234)        (12,775,509)
                                         -----------        ------------
Net decrease from capital share
   transactions                          $(4,453,668)       $ (7,940,272)
                                         ===========        ============
20

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------
NOTE 3--concluded

                                               ISI Class Shares
                                         For the              For the
                                        Year Ended          Year Ended
                                       Oct. 31, 1996       Oct. 31, 1995

Shares sold                                  585,014             794,506
Shares issued to shareholders on
   reinvestment of dividends                 246,345             314,194
Shares redeemed                             (924,026)         (1,531,414)
                                         -----------         -----------
Net decrease in shares outstanding           (92,667)           (422,714)
                                         ===========         ===========
Proceeds from sale of shares             $ 6,198,720         $ 7,981,927
Value of reinvested dividends              2,588,981           3,165,983
Cost of shares redeemed                   (9,754,108)        (15,420,090)
                                         -----------         -----------
Net decrease from capital share
   transactions                          $  (966,407)       $ (4,272,180)
                                         ===========         ===========

NOTE 4--Investment Transactions

     Purchases and sales of investment securities, other than short-term obligations, aggregated $37,410,967 and $37,816,283, respectively, for the year ended October 31, 1996.

     At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $2,651,116 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $873,615.

NOTE 5--Net Assets

     At October 31, 1996, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares                $ 39,693,227
   ISI Class Shares                               84,239,302
Undistributed net realized short-term gains
   from security transactions                        194,121
Unrealized appreciation of investments             1,777,501
                                                ------------
                                                $125,904,151
                                                ============
                                                                              21

FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Directors of
Managed Municipal Fund, Inc.:

     We have audited the accompanying statement of net assets of Managed Municipal Fund, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.
Baltimore,Maryland
December 2, 1996

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FLAG INVESTORS MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman

       RICHARD T. HALE                                   NANCY LAZAR
        Vice Chairman                                  Vice President
       W. JAMES PRICE                                EDWARD J. VEILLEUX
        Vice Chairman                                  Vice President
       R. ALAN MEDAUGH                                 SCOTT J. LIOTTA
   Director and President                              Vice President
      JAMES J. CUNNANE                                CARRIE L. BUTLER
          Director                                     Vice President
       JOHN F. KROEGER                                JOSEPH A. FINELLI
          Director                                        Treasurer
        LOUIS E. LEVY                                 EDWARD J. STOKEN
          Director                                        Secretary
     EUGENE J. MCDONALD                              LAURIE D. COLLIDGE
          Director                                   Assistant Secretary
         HARRY WOOLF
          Director


Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

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     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.